Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses
Capital Expenditures	$ 4,169	$ 30,618
Payroll and related benefits	9,635	7,263
Product warranty, current	9,275	2,988
Legal, audit, tax and professional fees	2,079	3,138
Taxes	881	1,052
Other	5,871	3,120
Total accrued expenses	$ 31,910	$ 48,179